Condensed Consolidated Statements of Operations and Comprehensive Income (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2022	Sep. 30, 2021
Operating revenue
Total operating revenue	$ 3,976,190	$ 2,922,413
Operating expenses
Selling, general, and administrative expenses	1,996,892	1,003,373
Total operating expenses	1,996,892	1,003,373
Income from operations	1,979,298	1,919,040
Other income
Interest income	7,757
Other income	5,163	203
Total other income	12,920	203
Income before income tax	1,992,218	1,919,243
Income tax expense	627,721	663,224
Net income	1,364,497	1,256,019
Other comprehensive income
Foreign currency translation income (loss)	2,088,136	(9,188)
Comprehensive income	$ 3,452,633	$ 1,246,831
Net income per share - basic	$ 0.03	$ 0.03
Weighted average number of common shares outstanding - basic	53,089,286	40,000,000
One Eighty Holdings Ltd [Member]
Revenue	$ 2,785,448	$ 2,094,588	$ 6,173,897	$ 2,842,669
Cost of revenue	981,479	954,434	2,881,286	2,364,705
Gross profit	1,803,969	1,140,154	3,292,611	477,964
Operating expenses
Selling	277,200	675,736	429,681	371,325
General and administrative	322,901	310,717	667,098	595,654
Total operating expenses	600,101	986,453	1,096,779	966,979
Income from operations	1,203,868	153,701	2,195,832	(489,015)
Other income
Interest income	2,247	1,827	50,593	47,974
Other income	15,553	14,229	49,830	39,913
Total other income	17,800	16,056	100,423	87,887
Income before income tax	1,221,668	169,757	2,296,255	(401,128)
Income tax expense	314,103	62,811	558,659	(64,298)
Net income	907,565	106,946	1,737,596	(336,830)
Other comprehensive income
Foreign currency translation income (loss)	175,420	(7,264)	(302,842)	(12,036)
Comprehensive income	1,082,985	99,682	$ 1,434,754	$ (348,866)
Cash Rebate Services [Member]
Operating revenue
Total operating revenue	10,621	5,552
Digital Advertising Services [Member]
Operating revenue
Total operating revenue	2,220,794	2,911,482
Payment Solution Services [Member]
Operating revenue
Total operating revenue	4,303	5,379
License and Service [Member]
Operating revenue
Total operating revenue	$ 1,740,472